ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details Narrative)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
Accrued Expenses And Other Current Liabilities
Employee benefit expenses	$ 1,027,033	$ 8,010,861	$ 5,738,353	$ 3,513,248